Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)
Cash flows from operating activities
Profit before income tax expenses	$ 341	¥ 49,225	¥ 231,602	¥ 51,221
Adjustments for:
Gain from lease modification or termination	(71)	(10,239)	(102)
Share of loss (income) of investments in an associate	(97)	(13,963)	1,061
Gain on derecognition of right-of-use assets	(1,182)	(170,413)	(8,212)	(12,360)
Gain on disposal of a subsidiary			(94,000)
Depreciation of property and equipment	484	69,753	66,610	56,178
Depreciation expense of right-of-use assets	1,079	155,624	192,686	171,734
Loss on disposal of property and equipment	235	33,950	1,237	13,278
Finance costs	152	21,965	21,607	21,140
(Reversal of) allowance for expected credit losses	185	26,706	(878)	(22,727)
Changes in assets and liabilities:
Accounts receivable	(2,750)	(396,423)	(187,362)	116,794
Inventories	(104)	(14,966)	10	(117)
Other current assets	(339)	(49,001)	(9)	(63,736)
Other current assets	(22)	(3,047)
Accounts and other payables	960	138,109	24,402	(25,461)
Contract liabilities	1	95	(50,163)	49,597
Income tax payable	(80)	(11,578)	(9,501)	(1,597)
Cash generated from operations	(1,208)	(174,203)	188,988	353,944
Interest paid	(152)	(21,965)	(21,607)	(21,140)
Income tax paid	(9)	(1,316)	(24,466)	(19,465)
Net cash generated from operating activities	(1,369)	(197,484)	142,915	313,339
Cash flows from investing activities
Purchase of property and equipment	(320)	(46,077)	(98,489)	(92,799)
Receipt of the principal portion of net investments in subleases	2,423	349,335	113,367	76,876
Proceeds from disposal of a subsidiary			100,000
Purchase of term deposit	(12)	(1,800)
Net cash (used in) generated from investing activities	2,091	301,458	114,878	(15,923)
Cash flows from financing activities
Proceeds from bank and other borrowings	2,677	386,000	191,421	62,000
Repayments of bank and other borrowings	(2,866)	(413,140)	(170,879)	(118,681)
Capital contribution from the shareholder	2,631	379,364	30,000
Principal elements of operating lease payments	(2,251)	(324,646)	(279,854)	(219,734)
Principal elements of finance lease payments	(33)	(4,787)	(3,892)	(4,506)
Payment of deferred offering costs	(1,439)	(207,471)
Net cash used in financing activities	(1,281)	(184,680)	(233,204)	(280,921)
Net increase (decrease) in cash and cash equivalents	(559)	(80,706)	24,589	16,495
Cash and cash equivalents at the beginning of the period	652	94,054	69,465	52,970
Cash and cash equivalents at the end of the period	$ 93	¥ 13,348	¥ 94,054	¥ 69,465